Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 1,116,770	¥ 1,496,969	¥ 1,403,197
Consolidated, Income (loss) before income taxes		(37,701)	328,158	322,795
Consolidated, Long-lived assets		369,658	423,949	455,674
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	169,581	268,653	263,587
Consolidated, Income (loss) before income taxes		(114,081)	(8,771)	49,962
Consolidated, Long-lived assets		50,829	117,323	125,222
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	131,175	168,186	159,474
Consolidated, Income (loss) before income taxes		(56,851)	(14,654)	14,401
Consolidated, Long-lived assets		56,821	67,010	66,167
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	47,977	68,011	67,278
Consolidated, Income (loss) before income taxes		5,014	22,751	23,746
Consolidated, Long-lived assets		9,588	8,613	13,043
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	348,733	504,850	490,339
Consolidated, Income (loss) before income taxes		(165,918)	(674)	88,109
Consolidated, Long-lived assets		117,238	192,946	204,432
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	768,037	992,119	912,858
Consolidated, Income (loss) before income taxes		128,217	328,832	234,686
Consolidated, Long-lived assets		¥ 252,420	¥ 231,003	¥ 251,242

[1]	There is no revenue derived from transactions with a single major external customer.